Pensions And Other Postemployment Benefits (Change In Certain Assumptions For Projected Benefit Obligations, Associated Expense And Other Comprehensive Loss) (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
25 bp decrease in discount rate	0.25%
25 bp decrease in return on assets rate	0.25%
25 BP Decrease In Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
25 bp decrease in discount rate	0.25%
25 BP Increase In Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
25 bp decrease in return on assets rate	0.25%
25 BP Decrease In Return On Assets Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
25 bp decrease in return on assets rate	0.25%
25 BP Increase In Return On Assets Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
25 bp decrease in return on assets rate	0.25%